PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	The cost of property, plant and equipment less its residual value, if any, is depreciated on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Buildings and improvements(1)	5 to 40 years
Manufacturing equipment(2)	2 to 20 years
Other equipment	3 to 10 years
(1) The majority of the Company's buildings are depreciated over a 30 to 40 year period.
(2) The majority of the Company's manufacturing equipment is depreciated over a 15 to 20 year period.
PROPERTY, PLANT AND EQUIPMENT:

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2023

Cost
Balance, January 1, 2023	$130,940	$591,302	$1,205,601	$175,366	$172,754	$2,275,963
Additions	2,910	28,661	31,337	6,659	126,126	195,693
Transfers	—	11,024	97,684	4,921	(113,629)	—
Disposals(1)	(4,281)	(29,501)	(20,662)	(14,718)	—	(69,162)
Balance, December 31, 2023	$129,569	$601,486	$1,313,960	$172,228	$185,251	$2,402,494

Accumulated depreciation
Balance, January 1, 2023	$—	$263,383	$756,317	$141,094	$—	$1,160,794
Depreciation (note 21)	—	23,493	66,694	10,974	—	101,161
Disposals(1)	—	(3,551)	(16,925)	(13,500)	—	(33,976)
Balance, December 31, 2023	$—	$283,325	$806,086	$138,568	$—	$1,227,979
Carrying amount, December 31, 2023	$129,569	$318,161	$507,874	$33,660	$185,251	$1,174,515

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2022

Cost
Balance, January 2, 2022	$127,068	$582,643	$1,109,128	$171,147	$76,660	$2,066,646
Additions	4,321	22,578	48,665	8,375	158,595	242,534
Transfers	—	(8,128)	67,782	2,847	(62,501)	—
Disposals(1)	(449)	(5,791)	(19,974)	(7,003)	—	(33,217)
Balance, January 1, 2023	$130,940	$591,302	$1,205,601	$175,366	$172,754	$2,275,963

Accumulated depreciation
Balance, January 2, 2022	$—	$244,971	$699,988	$136,614	$—	$1,081,573
Depreciation (note 21)	—	23,872	67,185	11,257	—	102,314
Disposals(1)	—	(5,460)	(10,856)	(6,777)	—	(23,093)
Balance, January 1, 2023	$—	$263,383	$756,317	$141,094	$—	$1,160,794
Carrying amount, January 1, 2023	$130,940	$327,919	$449,284	$34,272	$172,754	$1,115,169
(1) Disposals include the write-off of certain equipment relating to facility closures. See note 18 "Restructuring and acquisition-related costs" for additional information. During fiscal 2022, disposals also included manufacturing equipment with a cost of $7.8 million and accumulated depreciation of $2.0 million related to the sale of Frontier Yarns - Plant 3. See note 5 for additional information.
DEPRECIATION AND AMORTIZATION:

	2023	2022

Depreciation of property, plant and equipment (note 9)	$101,161	$102,314
Depreciation of right-of-use assets (note 10)	13,356	14,777
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	(6,716)	(11,317)
Amortization of intangible assets, excluding software (note 11)	8,275	13,755
Amortization of software (note 11)	5,568	5,397
Depreciation and amortization included in net earnings	$121,644	$124,926